CONDENSED STATEMENTS OF OPERATIONS - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2021
Operating (income) costs				$ 38,797,000
(Income) loss from operations				(7,341,000)
Other income (expense)
Other income (expense), net				14,592,000
Net income (loss)				(8,058,000)
ALTIMAR ACQUISITION CORP. II [Member]
Formation and operating costs		$ 5,000
Operating (income) costs			$ 1,121,132	1,691,620
(Income) loss from operations			1,121,132	1,691,620
Other income (expense)
Interest earned on investments held in the Trust Account			5,301	11,697
Transaction costs allocated to the Warrants			0	(755,071)
Change in fair value of Warrant liability			3,718,348	3,190,546
Other income (expense), net			3,723,649	2,447,172
Net income (loss)		$ (5,000)	$ 2,602,517	$ 755,552
Weighted average shares outstanding, basic and diluted	[1]	7,500,000
Basic and diluted net income (loss) per ordinary shares		$ 0.00
Redeemable Class A Ordinary Shares | ALTIMAR ACQUISITION CORP. II [Member]
Other income (expense)
Weighted average shares outstanding, basic and diluted			34,500,000	29,571,429
Basic and diluted net income (loss) per ordinary shares			$ 0.06	$ 0.02
Non Redeemable Class B Ordinary Shares | ALTIMAR ACQUISITION CORP. II [Member]
Other income (expense)
Weighted average shares outstanding, basic and diluted			8,625,000	8,460,165
Basic and diluted net income (loss) per ordinary shares			$ 0.06	$ 0.02

[1]	Includes an aggregate of up to 1,125,000 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).